UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                  811-6411

Exact name of registrant as specified in charter:    Delaware Investments
                                                     Municipal Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            February 28, 2006

Item 1. Reports to Stockholders

        The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE TAX-FREE FLORIDA INSURED FUND, DELAWARE TAX-FREE MISSOURI INSURED FUND AND DELAWARE TAX-FREE OREGON INSURED FUND of the Registrant, information on which is included in the following shareholder reports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                   DELAWARE TAX-FREE FLORIDA INSURED FUND
                                   DELAWARE TAX-FREE NEW YORK FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              3

   Statements of Operations                              8

   Statements of Changes in Net Assets                   9

   Financial Highlights                                 10

   Notes to Financial Statements                        16

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  21
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Funds' actual expenses, shown in the tables, reflect fee waivers in effect. The expenses shown in each table, assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Florida Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.50      0.87%       $ 4.33
Class B                                                1,000.00     1,005.80      1.62%         8.06
Class C                                                1,000.00     1,006.60      1.62%         8.06
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.48      0.87%       $ 4.36
Class B                                                1,000.00     1,016.76      1.62%         8.10
Class C                                                1,000.00     1,016.76      1.62%         8.10
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free New York Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.70      0.65%       $ 3.24
Class B                                                1,000.00     1,007.00      1.40%         6.97
Class C                                                1,000.00     1,007.00      1.40%         6.97
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.57      0.65%       $ 3.26
Class B                                                1,000.00     1,017.85      1.40%         7.00
Class C                                                1,000.00     1,017.85      1.40%         7.00
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Florida Insured Fund
---------------------------------------------------------------
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      98.37%

Airport Revenue Bonds                                 1.48%

Dedicated Tax & Fees Revenue Bonds                   16.27%

Electric & Gas Revenue Bonds                          1.99%

Higher Education Revenue Bonds                        5.10%

Hospital Revenue Bonds                               15.51%

Multifamily Housing Revenue Bonds                    26.94%

Municipal Lease Revenue Bonds                        10.70%

Ports & Harbors Revenue Bonds                         0.30%

Pre-Refunded Bonds                                   10.73%

Public Utility District Revenue Bonds                 1.17%

Single Family Housing Revenue Bonds                   0.29%

Tax Increment/Special Assessment Bonds                2.08%

Territorial General Obligation Bonds                  2.76%

Water & Sewer Revenue Bonds                           3.05%
---------------------------------------------------------------
Total Market Value of Securities                     98.37%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       1.63%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

Delaware Tax-Free New York Fund
---------------------------------------------------------------
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.33%
---------------------------------------------------------------
Airport Revenue Bonds                                 5.79%

City General Obligation Bonds                         4.78%

Continuing Care/Retirement Revenue Bonds              2.63%

Corporate-Backed Revenue Bonds                        2.95%

Dedicated Tax & Fees Revenue Bonds                    8.95%

Electric & Gas Revenue Bonds                         14.96%

Higher Education Revenue Bonds                       11.54%

Hospital Revenue Bonds                                8.75%

Municipal Lease Revenue Bonds                        14.85%

Parking Revenue Bonds                                 3.00%

Pre-Refunded Bonds                                   12.23%

Water & Sewer Revenue Bonds                           5.90%
---------------------------------------------------------------
Variable Rate Demand Notes                            2.24%
---------------------------------------------------------------
Total Market Value of Securities                     98.57%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       1.43%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.37%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 1.48%
   Miami-Dade County Aviation Revenue
      (Miami International Airport)
      Series B 5.00% 10/1/37 (FGIC)                   $ 1,000,000   $ 1,046,140
   Miami-Dade County Aviation Revenue
      Series A 5.00% 10/1/33 (FSA) (AMT)                  500,000       513,670
                                                                    -----------
                                                                      1,559,810
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 16.27%
   Florida State Board of Education
      (Lottery Revenue) Series A
      6.00% 7/1/14 (FGIC)                               1,000,000     1,103,970
   Florida State Department of Transportation
      5.00% 7/1/31 (FGIC)                               1,875,000     1,963,388
   Jacksonville Excise Taxes Revenue Series B
      5.00% 10/1/26 (AMBAC)                             1,000,000     1,045,320
      5.125% 10/1/32 (FGIC)                             1,000,000     1,049,980
 **Palm Beach County Florida Criminal
      Justice Facilities Revenue Inverse Floater
      8.01%6/1/12 (FGIC)                                7,500,000     9,254,400
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/42                               800,000       818,696
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series K 5.00% 7/1/35                     1,000,000     1,033,110
  ^Puerto Rico Commonwealth
      Infrarastructure Financing Authority
      Series A 4.60% 7/1/30 (FGIC)                      2,500,000       836,225
                                                                    -----------
                                                                     17,105,089
                                                                    -----------
Electric & Gas Revenue Bonds - 1.99%
   Florida State Municipal Power Agency
      Revenue (Stanton II Project)
      5.00% 10/1/26 (AMBAC)                             2,000,000     2,094,160
                                                                    -----------
                                                                      2,094,160
                                                                    -----------
Higher Education Revenue Bonds - 5.10%
   Broward County Educational Facilities
      Authority Revenue
      (Nova Southeastern University)
      5.25% 4/1/27 (RADIAN)                             1,000,000     1,044,950
   Miami-Dade County Educational
      Facilities Authority (University of Miami)
      Series A 5.75% 4/1/29 (AMBAC)                     2,000,000     2,172,520
   University of Central Florida Athletics
      Association Certificates of Participation
      Series A 5.25% 10/1/34 (FGIC)                     2,000,000     2,143,660
                                                                    -----------
                                                                      5,361,130
                                                                    -----------
Hospital Revenue Bonds - 15.51%
   Escambia County Health Facilities
      Authority (Florida Health Care Facilities --
      VHA Program)
      5.95% 7/1/20 (AMBAC)                                560,000       593,936
   Highlands County Health Facilities Authority
      (Adventist Health System/Sunbelt)
      Series A 6.00% 11/15/31                           1,500,000     1,619,445

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Indian River County Hospital District
      (Indian River Memorial Hospital)
      6.10% 10/1/18 (FSA)                             $ 3,000,000   $ 3,103,680
   Miami-Dade County Public Facilities
      Revenue (Jackson Health Systems)
      Series A 5.00% 6/1/35 (MBIA)                      1,500,000     1,568,895
   North Miami Health Facilities Authority
      (Catholic Health Services)
      (LOC Suntrust Bank-Miami)
      6.00% 8/15/16                                       500,000       513,820
   Orange County Health Facilities Authority
      Revenue (Adventist Health System)
      5.625% 11/15/32                                   1,000,000     1,074,010
   Palm Beach County Health Facilities
      Authority Revenue
      (Boca Raton Community Hospital)
      5.625% 12/1/31                                    2,000,000     2,106,500
   South Broward Hospital District Revenue
      (Memorial Health Care System)
      5.625% 5/1/32                                     3,000,000     3,220,410
   Tallahassee Health Facilities
      (Tallahassee Memorial Regional
   Medical Center) Series B
      6.00% 12/1/15 (MBIA)                              2,500,000     2,505,050
                                                                    -----------
                                                                     16,305,746
                                                                    -----------
Multifamily Housing Revenue Bonds - 26.94%
   Duval Housing Finance Authority
      (St. Augustine Apartments)
      6.00% 3/1/21                                        300,000       306,066
   Florida Housing Finance Agency
      (Crossings Indian Run Apartments HUD)
      Series V 6.10% 12/1/26 (AMBAC) (AMT)                750,000       771,060
      (Landings at Sea Forest Apartments)
      Series T
      5.85% 12/1/18 (AMBAC) (FHA) (AMT)                   390,000       400,834
      6.05% 12/1/36 (AMBAC) (FHA) (AMT)                   700,000       718,459
      (Leigh Meadows Apartments HUD)
      Series N 6.20% 9/1/26 (AMBAC) (AMT)               2,765,000     2,836,669
      6.30% 9/1/36 (AMBAC) (AMT)                        2,000,000     2,051,440
      (Mariner Club Apartments) Series K-1
      6.25% 9/1/26 (AMBAC) (AMT)                        2,000,000     2,052,260
      6.375% 9/1/36 (AMBAC) (AMT)                       3,500,000     3,591,175
      (Riverfront Apartments Section 8 HUD)
      Series A 6.25% 4/1/37 (AMBAC) (AMT)               1,000,000     1,032,720
      (Spinnaker Cove Apartments)
      Series G 6.50% 7/1/36
      (AMBAC) (FHA) (AMT)                                 500,000       512,150
      (Sterling Palms Apartments) Series D-1
      6.30% 12/1/16 (AMBAC) (AMT)                         925,000       946,275
      6.40% 12/1/26 (AMBAC) (AMT)                       1,500,000     1,536,555
      6.50% 6/1/36 (AMBAC) (AMT)                        6,540,000     6,691,727
      (The Vineyards Project) Series H
      6.40% 11/1/15                                       500,000       511,200
      (Woodbridge Apartments) Series L
      6.15% 12/1/26 (AMBAC) (AMT)                       1,750,000     1,799,683
      6.25% 6/1/36 (AMBAC) (AMT)                        2,000,000     2,056,220
   Volusia County Multifamily Housing
      Finance Authority (San Marco Apartments)
      Series A 5.60% 1/1/44 (FSA) (AMT)                   500,000       514,865
                                                                    -----------
                                                                     28,329,358
                                                                    -----------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 10.70%
   Florida Municipal Loan Council Revenue
      Series B 5.00% 11/1/29 (MBIA)                   $ 1,590,000   $ 1,681,759
   Lake County Florida School Board
      5.00% 6/1/30 (AMBAC)                              1,750,000     1,837,850
   Osceola County School Board Series A
      5.25% 6/1/27 (AMBAC)                              4,000,000     4,281,280
   Palm Beach County School Board
      Certificates of Participation Series D
      5.00% 8/1/28 (FSA)                                  300,000       311,925
   Pasco County Florida School Board
      Series A 5.00% 8/1/30 (AMBAC)                     1,000,000     1,050,970
   Puerto Rico Public Buildings Authority
      Revenue (Government Facilities)
      Series F 5.25% 7/1/25                               930,000     1,036,708
   St. Augustine Capital Improvement Revenue
      5.00% 10/1/34 (AMBAC)                             1,000,000     1,051,050
                                                                    -----------
                                                                     11,251,542
                                                                    -----------
Ports & Harbors Revenue Bonds - 0.30%
   Jacksonville Port Authority Seaport Revenue
      5.70% 11/1/30 (MBIA) (AMT)                          295,000       315,199
                                                                    -----------
                                                                        315,199
                                                                    -----------
-/-Pre-Refunded Bonds - 10.73%
   Jacksonville Port Authority Seaport Revenue
      5.70% 11/1/30-10 (MBIA) (AMT)                       205,000       221,363
   Lee County Florida Airport Revenue
      Series B 5.75% 10/1/33-10 (FSA)                   3,000,000     3,306,150
   Northern Palm Beach County Improvement
      District Special Assessment
      (Abacoa Water Control)
      7.20% 8/1/16-06                                     300,000       310,530
   Puerto Rico Commonwealth Highway &
      Transportation Authority Highway
      RevenueSeries D
      5.25% 7/1/38-12                                   3,000,000     3,270,300
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series J
      5.50% 7/1/22-14                                   1,600,000     1,790,992
   Tampa Utilities Tax Revenue Series A
      6.00% 10/1/17-09 (AMBAC)                          1,000,000     1,094,080
      6.125% 10/1/18-09 (AMBAC)                         1,000,000     1,098,090
   Volusia County Industrial Development
      Authority Mortgage Revenue (Bishops
      Glen Retirement Health Facilities Project)
      7.50% 11/1/16-06                                    180,000       187,981
                                                                    -----------
                                                                     11,279,486
                                                                    -----------

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Public Utility District Revenue Bonds - 1.17%
   Ocala Utility System Revenue Series B
      5.25% 10/1/25 (FGIC)                            $ 1,125,000   $ 1,231,841
                                                                    -----------
                                                                      1,231,841
                                                                    -----------
Single Family Housing Revenue Bonds - 0.29%
   Orange County Florida Housing Finance
      Authority Homeowner Revenue Series
      B 5.25%3/1/33 (GNMA) (FNMA) (AMT)                   295,000       300,776
                                                                    -----------
                                                                        300,776
                                                                    -----------
Tax Increment/Special Assessment Bonds - 2.08%
   Enterprise Community Development District
      Special Assessment 6.10% 5/1/16 (MBIA)              695,000       696,599
   Hollywood Community Redevelopment
      Agency 5.625% 3/1/24                              1,200,000     1,283,940
   Julington Creek Plantation Community
      Development District Special Assessment
      5.00% 5/1/29 (MBIA)                                 200,000       208,992
                                                                    -----------
                                                                      2,189,531
                                                                    -----------
Territorial General Obligation Bonds - 2.76%
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.50% 7/1/19 (MBIA)                               2,500,000     2,897,300
                                                                    -----------
                                                                      2,897,300
                                                                    -----------
Water & Sewer Revenue Bonds - 3.05%
   Tampa Water and Sewer Revenue
      6.00% 10/1/16 (FSA)                               1,000,000     1,180,940
   Village Center Community Development
      District Utility Revenue
      5.00% 10/1/36 (MBIA)                                500,000       523,620
   Winter Haven Utilities Systems Revenue
      Refunding & Improvement
      5.00% 10/1/30 (MBIA)                              1,415,000     1,499,546
                                                                    -----------
                                                                      3,204,106
                                                                    -----------

Total Municipal Bonds (cost $98,000,827)                            103,425,074
                                                                    -----------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.37%
   (cost $98,000,827)                                             $ 103,425,074
Receivables and Other Assets
   Net of Liabilities - 1.63%                                         1,715,627
                                                                  -------------

Net Assets Applicable to 9,395,937
   Shares Outstanding - 100.00%                                   $ 105,140,701
                                                                  =============

Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class A ($96,523,421 / 8,626,174 Shares)                       $       11.19
                                                                  -------------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class B ($4,942,438 / 441,517 Shares)                          $       11.19
                                                                  -------------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class C ($3,674,842 / 328,246 Shares)                          $       11.20
                                                                  -------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 100,442,884
Accumulated net realized loss on investments                           (726,430)
Net unrealized appreciation of investments                            5,424,247
                                                                  -------------
Total net assets                                                  $ 105,140,701
                                                                  =============

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 28, 2006. See Note 8 in "Notes to Financial Statements."

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Florida Insured Fund
Net asset value Class A (A)                                       $       11.19
Sales charge (4.50% of offering price) (B)                                 0.53
                                                                  -------------
Offering price                                                    $       11.72
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free New York Fund
Statements                                       February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 96.33%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 5.79%
   New York City Industrial Development
      (JFK Airis Project) 5.50% 7/1/28 (AMT)          $   500,000   $   503,750
   Onondaga County Industrial Development
      Authority Revenue Subordinated
      (Air Cargo Project) 7.25% 1/1/32 (AMT)              500,000       530,860
                                                                    -----------
                                                                      1,034,610
                                                                    -----------
City General Obligation Bonds - 4.78%
   New York City
      Series C 5.375% 11/15/27                            310,000       321,309
      Series J 5.25% 6/1/28                               500,000       532,040
                                                                    -----------
                                                                        853,349
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 2.63%
   New York State Dormitory Authority Revenue
      (Chapel Oaks) 5.45% 7/1/26
      (LOC Allied Irish Bank)                             450,000       469,868
                                                                    -----------
                                                                        469,868
                                                                    -----------
Corporate-Backed Revenue Bonds - 2.95%
  oDutchess County Industrial Development
      Agency (IBM Project)
      5.45% 12/1/29 (AMT)                                 500,000       527,660
                                                                    -----------
                                                                        527,660
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 8.95%
   New York State Sales Tax Asset
      Receivables Series A
      5.25% 10/15/27 (AMBAC)                              500,000       543,500
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series Y 5.50% 7/1/36                               475,000       521,944
   Schenectady Metroplex Development
      Authority Revenue Series A
      5.375% 12/15/21                                     500,000       532,720
                                                                    -----------
                                                                      1,598,164
                                                                    -----------
Electric & Gas Revenue Bonds - 14.96%
   New York City Industrial
      Development Agency
      (Brooklyn Navy Yard Cogen Partners)
      5.75% 10/1/36 (AMT)                                 450,000       453,380
   New York State Energy Research &
      Development Authority Pollution
      Control Revenue (Central Hudson Gas)
      Series A 5.45% 8/1/27 (AMBAC)                       500,000       532,800
   Puerto Rico Electric Power Authority
      Power Revenue
      Series II 5.25% 7/1/31                              500,000       528,960
      Series NN 5.125% 7/1/29                             600,000       633,125
   Suffolk County Industrial Development
      Agency Revenue (Keyspan-Port
      Jefferson Project) 5.25% 6/1/27 (AMT)               500,000       522,180
                                                                    -----------
                                                                      2,670,445
                                                                    -----------

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 11.54%
   Amherst Industrial Development Agency
      Civic Facilities Revenue (UBF Faculty
      Student Housing) Series A
      5.75% 8/1/30 (AMBAC)                            $   200,000   $   220,446
   Dutchess County Industrial Development
      Agency (Marist College) 5.00% 7/1/20                500,000       521,010
   New York State Dormitory Authority Revenue
      (Columbia University) Series A
      5.00% 7/1/23                                        500,000       530,370
      (Pratt Institute) 6.00% 7/1/20 (RADIAN)             500,000       542,755
      (State University) Series B
      7.50% 5/15/11                                       220,000       246,220
                                                                    -----------
                                                                      2,060,801
                                                                    -----------
Hospital Revenue Bonds - 8.75%
   New York State Dormitory Authority Revenue
      (Mental Health) Series D
      5.90% 2/15/12                                        25,000        26,006
      (Millard Fillmore Hospital)
      5.375% 2/1/32 (AMBAC) (FHA)                         450,000       468,639
      (North Shore Long Island
      Jewish Group Project) 5.50% 5/1/33                  500,000       536,515
      (Winthrop South Nassau Hospital)
      Series B 5.50% 7/1/23                               500,000       531,095
                                                                    -----------
                                                                      1,562,255
                                                                    -----------
Municipal Lease Revenue Bonds - 14.85%
   Albany Industrial Development Agency
      Civic Facility Revenue (Charitable
      Leadership Project) Series A
      5.75% 7/1/26                                        500,000       521,210
   Battery Park City Authority Revenue Series A
      5.00% 11/1/26                                       500,000       528,840
      5.25% 11/1/22                                       485,000       527,273
   New York City Industrial Development
      Agency Civic Facility Revenue (American
      National Red Cross Project)
      5.00% 2/1/36 (AMBAC)                                500,000       527,810
   Tobacco Settlement Financing Series B-1C
      5.50% 6/1/21                                        500,000       547,634
                                                                    -----------
                                                                      2,652,767
                                                                    -----------
Parking Revenue Bonds - 3.00%
   Albany Parking Authority Revenue Series A
      5.625% 7/15/25                                      500,000       535,350
                                                                    -----------
                                                                        535,350
                                                                    -----------
-/-Pre-Refunded Bonds - 12.23%
   Metropolitan Transportation Authority
      Dedicated Tax Series A
      6.125% 4/1/17-10 (FGIC)                           1,000,000     1,101,230
   New York City Series C
      5.375% 11/15/27-07                                  140,000       145,975
   New York State Dormitory Authority Lease
      5.375% 5/15/21-13                                   500,000       554,575
   New York State Dormitory Authority Revenue
      (Mental Health) Series D
      5.90% 2/15/12-07                                    225,000       234,709
      (State University) Series B
      7.50% 5/15/11-09                                    130,000       147,675
                                                                    -----------
                                                                      2,184,164
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free New York Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 5.90%
   New York City Municipal Water Finance
      Authority Water & Sewer System Revenue
      Series A 5.125% 6/15/34                         $   500,000   $   526,345
      Series B 5.00% 6/15/36                              500,000       527,775
                                                                    -----------
                                                                      1,054,120
                                                                    -----------

Total Municipal Bonds (cost $16,262,965)                             17,203,553
                                                                    -----------

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 2.24%
--------------------------------------------------------------------------------
   New York City Series E5 3.02% 8/1/15                   400,000       400,000
                                                                    -----------

Total Variable Rate Demand Notes
   (cost $400,000)                                                      400,000
                                                                    -----------

Total Market Value of Securities - 98.57%
   (cost $16,662,965)                                                17,603,553
Receivables and Other Assets
   Net of Liabilities - 1.43%                                           256,072
                                                                    -----------

Net Assets Applicable to 1,688,503
   Shares Outstanding - 100.00%                                     $17,859,625
                                                                    ===========

Net Asset Value - Delaware Tax-Free New York Fund
   Class A ($13,784,698 / 1,302,619 Shares)                         $     10.58
                                                                    -----------
Net Asset Value - Delaware Tax-Free New York Fund
   Class B ($2,794,841 / 264,631 Shares)                            $     10.56
                                                                    -----------
Net Asset Value - Delaware Tax-Free New York Fund
   Class C ($1,280,086 / 121,253 Shares)                            $     10.56
                                                                    -----------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                               $17,139,922
Distributions in excess of net investment income                           (655)
Accumulated net realized loss on investments                           (220,230)
Net unrealized appreciation of investments                              940,588
Total net assets                                                    $17,859,625
                                                                    ===========

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance
Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free New York Fund
Net asset value Class A (A)                                         $      10.58
Sales charge (4.50% of offering price) (B)                                  0.50
                                                                    ------------
Offering price                                                      $      11.08
                                                                    ============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                             Delaware            Delaware
                                                                             Tax-Free            Tax-Free
                                                                       Florida Insured Fund   New York Fund
Investment Income:
   Interest                                                            $          2,764,679   $     417,269

Expenses:
   Management fees                                                                  261,638          46,978
   Distribution expenses -- Class A                                                 120,305          16,491
   Distribution expenses -- Class B                                                  25,682          14,205
   Distribution expenses -- Class C                                                  16,420           5,151
   Dividend disbursing and transfer agent fees and expenses                          35,931           7,156
   Accounting and administration expenses                                            20,931           3,417
   Legal & professional fees                                                         15,034           6,174
   Reports and statements to shareholders                                            10,770             935
   Registration fees                                                                  8,000           4,275
   Trustees' fees                                                                     2,991             489
   Custodian fees                                                                     2,768             878
   Insurance fees                                                                     1,127             232
   Pricing fees                                                                         943             500
   Other                                                                              3,899           1,473
                                                                       --------------------   -------------
                                                                                    526,439         108,354
   Less expenses absorbed or waived                                                 (39,487)        (37,609)
   Less expense paid indirectly                                                      (1,839)           (750)
                                                                       --------------------   -------------
   Total operating expenses                                                         485,113          69,995
                                                                       --------------------   -------------
Net Investment Income                                                             2,279,566         347,274
                                                                       --------------------   -------------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                          (36,173)          2,977
   Net change in unrealized appreciation/depreciation of investments             (1,285,279)       (177,638)
                                                                       --------------------   -------------
Net Realized and Unrealized Loss on Investments                                  (1,321,452)       (174,661)
                                                                       --------------------   -------------

Net Increase in Net Assets Resulting from Operations                   $            958,114   $     172,613
                                                                       ====================   =============

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                    Delaware Tax-Free                    Delaware Tax-Free
                                                                  Florida Insured Fund                     New York Fund

                                                            Six Months Ended      Year Ended     Six Months Ended     Year Ended
                                                                2/28/06            8/31/05           2/28/06           8/31/05
                                                              (Unaudited)                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                   $       2,279,566    $   4,400,282    $       347,274    $     685,440
   Net realized gain (loss) on investments                           (36,173)         332,797              2,977           73,048
   Net change in unrealized appreciation/depreciation of
      investments                                                 (1,285,279)         426,912           (177,638)         267,666
                                                           -----------------    -------------    ---------------    -------------
   Net increase in net assets resulting from operations              958,114        5,159,991            172,613        1,026,154
                                                           -----------------    -------------    ---------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                     (2,125,293)      (4,136,398)          (279,585)        (519,496)
      Class B                                                        (94,082)        (195,487)           (49,696)        (105,732)
      Class C                                                        (60,191)         (68,397)           (17,993)         (60,212)
                                                           -----------------    -------------    ---------------    -------------
                                                                  (2,279,566)      (4,400,282)          (347,274)        (685,440)
                                                           -----------------    -------------    ---------------    -------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                      4,917,873        8,716,486          1,433,219        1,917,681
      Class B                                                         16,916          392,192            124,193          388,800
      Class C                                                        638,989          339,297            413,196          449,842

Net assets from reorganization(1):
      Class A                                                             --       10,617,811                 --               --
      Class B                                                             --        2,665,962                 --               --
      Class C                                                             --        2,237,525                 --               --

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                      1,083,534        1,690,235            198,387          374,723
      Class B                                                         29,552           49,113             21,991           48,934
      Class C                                                         31,558           34,037             15,875           20,784
                                                           -----------------    -------------    ---------------    -------------
                                                                   6,718,422       26,742,658          2,206,861        3,200,764
                                                           -----------------    -------------    ---------------    -------------

   Cost of shares repurchased:
      Class A                                                     (6,590,462)     (10,965,231)          (863,444)        (921,789)
      Class B                                                       (566,983)      (2,629,629)          (342,275)        (335,650)
      Class C                                                       (267,639)        (419,581)           (28,783)      (1,931,944)
                                                           -----------------    -------------    ---------------    -------------
                                                                  (7,425,084)     (14,014,441)        (1,234,502)      (3,189,383)
                                                           -----------------    -------------    ---------------    -------------
Increase (decrease) in net assets derived from capital
   share transactions                                               (706,662)      12,728,217            972,359           11,381
                                                           -----------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets                             (2,028,114)      13,487,926            797,698          352,095

Net Assets:
   Beginning of period                                           107,168,815       93,680,889         17,061,927       16,709,832
                                                           -----------------    -------------    ---------------    -------------
   End of period                                           $     105,140,701    $ 107,168,815    $    17,859,625    $  17,061,927
                                                           =================    =============    ===============    =============
   (Distributions in excess of net investment income)      $              --    $          --    $          (655)   $        (655)

(1)   See Note 6 in "Notes to Financial Statements."

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.250   $ 11.110   $ 11.330   $  11.230    $ 10.770

Income (loss) from investment operations:
Net investment income                                             0.245        0.507      0.533      0.523       0.532       0.527
Net realized and unrealized gain (loss) on investments           (0.140)       0.080      0.140     (0.220)      0.100       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.105        0.587      0.673      0.303       0.632       0.987
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.245)      (0.507)    (0.533)    (0.523)     (0.532)     (0.527)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.245)      (0.507)    (0.533)    (0.523)     (0.532)     (0.527)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.190     $ 11.330   $ 11.250   $ 11.110   $  11.330    $ 11.230
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.95%        5.32%      6.15%      2.68%       5.83%       9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $  96,523     $ 98,326   $ 87,591   $ 95,951   $ 105,773    $107,365
Ratio of expenses to average net assets                            0.87%        0.88%      0.90%      0.90%       0.90%       0.90%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         0.94%        0.98%      0.94%      0.94%       0.99%       0.97%
Ratio of net investment income to average net assets               4.42%        4.48%      4.72%      4.60%       4.80%       4.81%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              4.35%        4.38%      4.68%      4.56%       4.71%       4.74%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.260   $ 11.120   $ 11.330   $  11.230    $ 10.770

Income (loss) from investment operations:
Net investment income                                             0.204        0.422      0.448      0.437       0.445       0.443
Net realized and unrealized gain (loss) on investments           (0.140)       0.070      0.140     (0.210)      0.100       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.064        0.492      0.588      0.227       0.545       0.903
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.204)      (0.422)    (0.448)    (0.437)     (0.445)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.204)      (0.422)    (0.448)    (0.437)     (0.445)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.190     $ 11.330   $ 11.260   $ 11.120   $  11.330    $ 11.230
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.58%        4.45%      5.36%      2.00%       5.01%       8.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   4,943     $  5,532   $  5,002   $  5,800   $   5,223    $  5,014
Ratio of expenses to average net assets                            1.62%        1.63%      1.65%      1.65%       1.65%       1.65%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.69%        1.73%      1.69%      1.69%       1.74%       1.72%
Ratio of net investment income to average net assets               3.67%        3.74%      3.97%      3.85%       4.05%       4.06%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.60%        3.64%      3.93%      3.81%       3.96%       3.99%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.260   $ 11.120   $ 11.330   $  11.240    $ 10.780

Income (loss) from investment operations:
Net investment income                                             0.203        0.422      0.448      0.437       0.447       0.443
Net realized and unrealized gain (loss) on investments           (0.130)       0.070      0.140     (0.210)      0.090       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.492      0.588      0.227       0.537       0.903
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.203)      (0.422)    (0.448)    (0.437)     (0.447)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.203)      (0.422)    (0.448)    (0.437)     (0.447)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.200     $ 11.330   $ 11.260   $ 11.120   $  11.330    $ 11.240
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.66%        4.45%      5.36%      2.00%       4.93%       8.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   3,675     $  3,311   $  1,088   $    846   $     560    $     53
Ratio of expenses to average net assets                            1.62%        1.63%      1.65%      1.65%       1.65%       1.65%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.69%        1.73%      1.69%      1.69%       1.74%       1.72%
Ratio of net investment income to average net assets               3.67%        3.74%      3.97%      3.85%       4.05%       4.06%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.60%        3.64%      3.93%      3.81%       3.96%       3.99%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.700     $ 10.470   $ 10.220   $ 10.340   $  10.350    $  9.820

Income (loss) from investment operations:
Net investment income                                             0.222        0.453      0.479      0.484       0.503       0.523
Net realized and unrealized gain (loss) on investments           (0.120)       0.230      0.250     (0.120)     (0.010)      0.530
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.102        0.683      0.729      0.364       0.493       1.053
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.222)      (0.453)    (0.479)    (0.484)     (0.503)     (0.523)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.222)      (0.453)    (0.479)    (0.484)     (0.503)     (0.523)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.580     $ 10.700   $ 10.470   $ 10.220   $  10.340    $ 10.350
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.97%        6.65%      7.26%      3.56%       4.98%      11.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $  13,785     $ 13,153   $ 11,523   $ 11,436   $   9,490    $ 10,169
Ratio of expenses to average net assets(4)                         0.65%        0.66%      0.50%      0.50%       0.50%       0.50%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.09%        1.12%      1.02%      1.05%       1.15%       1.02%
Ratio of net investment income to average net assets               4.24%        4.29%      4.60%      4.65%       4.98%       5.23%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.80%        3.83%      4.08%      4.10%       4.33%       4.71%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.670     $ 10.450   $ 10.200   $ 10.330   $  10.330    $  9.810

Income (loss) from investment operations:
Net investment income                                             0.183        0.374      0.401      0.406       0.426       0.448
Net realized and unrealized gain (loss) on investments           (0.110)       0.220      0.250     (0.130)         --       0.520
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.594      0.651      0.276       0.426       0.968
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.183)      (0.374)    (0.401)    (0.406)     (0.426)     (0.448)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.183)      (0.374)    (0.401)    (0.406)     (0.426)     (0.448)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.560     $ 10.670   $ 10.450   $ 10.200   $  10.330    $ 10.330
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.70%        5.77%      6.47%      2.69%       4.30%      10.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   2,795     $  3,023   $  2,858   $  3,238   $   3,352    $  2,507
Ratio of expenses to average net assets(4)                         1.40%        1.41%      1.25%      1.25%       1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.84%        1.87%      1.77%      1.80%       1.90%       1.77%
Ratio of net investment income to average net assets               3.49%        3.54%      3.85%      3.90%       4.23%       4.48%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.05%        3.08%      3.33%      3.35%       3.58%       3.96%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.670     $ 10.450   $ 10.200   $ 10.320   $  10.330    $  9.800

Income (loss) from investment operations:
Net investment income                                             0.183        0.376      0.401      0.406       0.426       0.449
Net realized and unrealized gain (loss) on investments           (0.110)       0.220      0.250     (0.120)     (0.010)      0.530
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.596      0.651      0.286       0.416       0.979
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.183)      (0.376)    (0.401)    (0.406)     (0.426)     (0.449)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.183)      (0.376)    (0.401)    (0.406)     (0.426)     (0.449)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.560     $ 10.670   $ 10.450   $ 10.200   $  10.320    $ 10.330
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.70%        5.80%      6.47%      2.79%       4.20%      10.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   1,280     $    886   $  2,329   $  2,828   $   1,115    $  1,206
Ratio of expenses to average net assets(4)                         1.40%        1.41%      1.25%      1.25%       1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.84%        1.87%      1.77%      1.80%       1.90%       1.77%
Ratio of net investment income to average net assets               3.49%        3.54%      3.85%      3.90%       4.23%       4.48%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.05%        3.08%      3.33%      3.35%       3.58%       3.96%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Delaware Investments Municipal Trust (the "Trust") (formerly Voyageur Investment Trust) is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (referred to as a "Fund" or, collectively, the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek a high a level of current income exempt from federal income tax and the state personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    --------
   On the first $500 million                          0.500%         0.550%
   On the next $500 million                           0.475%         0.500%
   On the next $1.5 billion                           0.450%         0.450%
   In excess of $2.5 billion                          0.425%         0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    ---------
   The operating expense limitation as a
      percentage of average daily
      net assets (per annum)                            0.62%           0.40%
   Expiration date                                  12/29/05        12/29/05
   Effective December 30, 2005,
      operating expense limitation as a
      percentage of average daily
      net assets (per annum)                            0.61%           0.40%
   Expiration date                                  12/31/06        12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund also pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    --------
   Investment management
      fee payable to DMC                            $ 33,105         $ 1,389
   Dividend disbursing,
      transfer agent,
      accounting and
      administration fees
      and other expenses
      payable to DSC                                  20,345           4,675
   Distribution fee payable
      to DDLP                                         22,097           5,472
   Other expenses payable
      to DMC and affiliates*                          11,249           1,104

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, each Fund was charged for internal legal services provided by DMC as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
                        $3,904              $636

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
                        $9,573             $3,939

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
   Class A               $ 37              $   --
   Class B                 --               1,178
   Class C                509                  99

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities, other than short-term investments, as follows:

                       Delaware            Delaware
                       Tax-Free            Tax-Free
                    Florida Insured        New York
                         Fund                Fund
                    ---------------       ----------
   Purchases          $2,611,265          $2,395,787
   Sales               3,401,604           1,872,599

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Delaware         Delaware
                                         Tax-Free         Tax-Free
                                      Florida Insured     New York
                                           Fund             Fund
                                       -------------    ------------
   Cost of investments                 $  98,000,827    $ 16,662,965
                                       =============    ============

   Aggregate unrealized appreciation       5,443,753         951,114
   Aggregate unrealized depreciation         (19,506)        (10,526)
                                       -------------    ------------
   Net unrealized appreciation         $   5,424,247    $    940,588
                                       =============    ============

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and year ended August 31, 2005 was as follows:

                                Delaware Tax-Free         Delaware Tax-Free
                               Florida Insured Fund        New York Fund
                             -----------------------   ----------------------
                             Six Months      Year      Six Months      Year
                                Ended       Ended        Ended        Ended
                              2/28/06*     8/31/05      2/28/06*     8/31/05
                             ----------   ----------   ---------   ----------
   Tax-exempt income         $2,279,566   $4,400,282    $347,274    $685,440

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                         Delaware Tax-Free    Delaware Tax-Free
                                        Florida Insured Fund    New York Fund
                                        --------------------  -----------------
Shares of beneficial interest              $ 100,442,884         $ 17,139,922
Distributions in excess of net
 investment income                                    --                 (655)
Capital loss carryforwards                      (690,257)            (223,207)
Six month period realized
 gains (losses)                                  (36,173)               6,847
Post-October losses                                   --               (3,870)
Unrealized appreciation of investments         5,424,247              940,588
                                           -------------         ------------
Net assets                                 $ 105,140,701         $ 17,859,625
                                           =============         ============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

  Year of                         Delaware Tax-Free      Delaware Tax-Free
Expiration                       Florida Insured Fund      New York Fund
----------                       --------------------   ------------------
  2008                               $ 690,257              $      --
  2009                                      --                223,207
                                     ---------              ---------
  Total                              $ 690,257              $ 223,207
                                     =========              =========

For the six months ended February 28, 2006, the Delaware Tax-Free Florida Insured Fund had capital losses of $36,173, which may increase the capital loss carryforwards and Delaware Tax-Free New York Fund had capital gains of $6,847, which may reduce the capital loss carryforwards.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares

Transactions in capital shares were as follows:

                                       Delaware Tax-Free         Delaware Tax-Free
                                     Florida Insured Fund         New York Fund
                                    ------------------------   ---------------------
                                    Six Months      Year       Six Months     Year
                                      Ended         Ended         Ended      Ended
                                     2/28/06       8/31/05       2/28/06    8/31/05
Shares sold:
   Class A                             440,430       771,683      136,003    181,145
   Class B                               1,506        34,695       11,823     36,925
   Class C                              57,223        30,020       39,481     42,532

Shares issued from reorganization:
   Class A                                  --       948,019           --         --
   Class B                                  --       238,033           --         --
   Class C                                  --       199,779           --         --

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                              96,888       149,719       18,793     35,395
   Class B                               2,642         4,348        2,088      4,632
   Class C                               2,821         3,014        1,508      1,966
                                    ----------    ----------   ----------   --------
                                       601,510     2,379,310      209,696    302,595
                                    ----------    ----------   ----------   --------
Shares repurchased:
   Class A                            (590,637)     (973,048)     (81,929)   (87,166)
   Class B                             (50,738)     (233,220)     (32,514)   (31,706)
   Class C                             (23,936)      (37,307)      (2,740)  (184,316)
                                    ----------    ----------   ----------   --------
                                      (665,311)   (1,243,575)    (117,183)  (303,188)
                                    ----------    ----------   ----------   --------
Net increase (decrease)                (63,801)   (1,135,735)      92,513       (593)
                                    ----------    ----------   ----------   --------

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                        Six Months Ended                                 Year Ended
                                                             2/28/06                                       8/31/05
                                         ------------------------------------------   --------------------------------------------
                                         Class B Shares   Class A Shares     Value    Class B Shares   Class A Shares      Value
                                         --------------   --------------   --------   --------------   --------------   ----------
Delaware Tax-Free Florida Insured Fund       22,302           22,322       $249,796       62,454           62,490        $ 703,111
Delaware Tax-Free New York Fund              15,906           15,860        166,696        8,994            8,977           95,273

6.    Fund Reorganization

Effective April 11, 2005, Delaware Tax-Free Florida Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Florida Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Florida Fund as of the close of business on April 8, 2005 were as follows:

                                                                  Accumulated
                                                Net Unrealized   Net Realized
                                   Net Assets    Appreciation       Losses
                                  -----------   --------------   ------------
Delaware Tax-Free Florida Fund    $15,521,298      $648,070       $(515,360)*

*     Includes prior capital loss carry forwards.

The net assets of the Fund prior to the Reorganization were $92,098,392. The combined net assets of the Fund after the reorganization were $107,619,690.

7.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the six month period.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

8.    Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Delaware Tax-Free Florida Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

9.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing  Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(330)                                                         Printed in the USA
SA-FLNY [2/06] CGI 4/06                                   SEMI-0603 FLNY PO10934

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                    DELAWARE TAX-FREE IDAHO FUND

                                    DELAWARE TAX-FREE MISSOURI INSURED FUND
                                    (Closed to new investors)

                                    DELAWARE TAX-FREE OREGON INSURED FUND
                                    (Closed to new investors)

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              4

   Statements of Operations                             13

   Statements of Changes in Net Assets                  14

   Financial Highlights                                 15

   Notes to Financial Statements                        24

------------------------------------------------------------
OTHER FUND INFORMATION                                  28
------------------------------------------------------------
ABOUT THE ORGANIZATION                                  29
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses, shown in the tables, reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Delaware Tax-Free Idaho Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account      Account     Annualized     Period
                                                       Value        Value        Expense     9/1/05 to
                                                       9/1/05      2/28/06        Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.40      0.85%       $ 4.23
Class B                                                1,000.00     1,004.60      1.60%         7.95
Class C                                                1,000.00     1,003.70      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Missouri Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning     Ending                   Paid During
                                                      Account      Account     Annualized     Period
                                                       Value        Value        Expense     9/1/05 to
                                                       9/1/05     2/28/06        Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,008.80      0.90%      $ 4.48
Class B                                                1,000.00     1,006.10      1.65%        8.21
Class C                                                1,000.00     1,006.00      1.65%        8.21
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%      $ 4.51
Class B                                                1,000.00     1,016.61      1.65%        8.25
Class C                                                1,000.00     1,016.61      1.65%        8.25
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Oregon Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account     Annualized    Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.00      0.85%       $ 4.23
Class B                                                1,000.00     1,003.30      1.60%         7.95
Class C                                                1,000.00     1,003.30      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Idaho Fund

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      98.75%
---------------------------------------------------------------
Corporate-Backed Revenue Bonds                        7.20%
Dedicated Tax & Fees Revenue Bonds                    8.98%
Electric & Gas Revenue Bonds                          1.79%
Escrowed to Maturity Bonds                            2.15%
Higher Education Revenue Bonds                       14.13%
Hospital Revenue Bonds                                5.37%
Multifamily Housing Revenue Bonds                     1.10%
Municipal Lease Revenue Bonds                         8.91%
Political Subdivision General Obligation Bonds        5.62%
Pre-Refunded Bonds                                    7.95%
School District General Obligation Bonds             15.16%
Single Family Housing Revenue Bonds                   5.79%
State General Obligation Bonds                        1.24%
Tax Increment/Special Assessment Bonds                5.38%
Territorial General Obligation Bonds                  5.07%
Water & Sewer Revenue Bonds                           2.91%
---------------------------------------------------------------
Short-Term Investments                                1.53%
---------------------------------------------------------------
Money Market Instruments                              0.17%
Variable Rate Demand Notes                            1.36%
---------------------------------------------------------------
Total Market Value of Securities                    100.28%
---------------------------------------------------------------
Liabilities Net of Receivables and Other Assets      (0.28%)
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

Delaware Tax-Free Missouri Insured Fund
(Closed to new investors)
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      91.25%
---------------------------------------------------------------
Airport Revenue Bonds                                 3.45%
City General Obligation Bonds                         2.18%
Corporate-Backed Revenue Bonds                        2.03%
Dedicated Tax & Fees Revenue Bonds                    8.18%
Electric & Gas Revenue Bonds                         13.45%
Escrowed to Maturity Bonds                            3.05%
Higher Education Revenue Bonds                        3.06%
Hospital Revenue Bonds                               11.78%
Multifamily Housing Revenue Bonds                     5.95%
Municipal Lease Revenue Bonds                        14.10%
Political Subdivision General Obligation Bonds        3.89%
Pre-Refunded Bonds                                    6.27%
School District General Obligation Bonds              4.00%
Single Family Housing Revenue Bonds                   1.46%
Territorial General Obligation Bonds                  2.52%
Water & Sewer Revenue Bonds                           5.88%
---------------------------------------------------------------
Short-Term Investments                                7.83%
---------------------------------------------------------------
Money Market Instruments                              0.99%
Variable Rate Demand Notes                            6.84%
---------------------------------------------------------------
Total Market Value of Securities                     99.08%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.92%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations (CONTINUED)                           As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Oregon Insured Fund
(Closed to new investors)

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.03%
---------------------------------------------------------------
Airport Revenue Bonds                                 3.33%
Dedicated Tax & Fees Revenue Bonds                    1.16%
Electric & Gas Revenue Bonds                          7.46%
Escrowed to Maturity Bonds                            2.35%
Higher Education Revenue Bonds                       15.27%
Hospital Revenue Bonds                                1.17%
Investor Owned Utilities Revenue Bonds                1.34%
Multifamily Housing Revenue Bonds                     2.37%
Municipal Lease Revenue Bonds                         8.82%
Political Subdivision General Obligation Bonds        5.12%
Pre-Refunded Bonds                                   25.88%
School District General Obligation Bonds             11.21%
Single Family Housing Revenue Bonds                   2.65%
Tax Increment/Special Assessment Bonds                2.70%
Territorial General Obligation Bonds                  4.45%
Water & Sewer Revenue Bonds                           0.75%
---------------------------------------------------------------
Short-Term Investments                                3.04%
---------------------------------------------------------------
Money Market Instruments                              0.77%
Variable Rate Demand Notes                            2.27%
---------------------------------------------------------------
Total Market Value of Securities                     99.07%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.93%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements                                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal       Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.75%
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 7.20%
   Meridian Economic Development
      Corporation Revenue Refunding
      Industrial Development
      (Hi-Micro Project)
      5.85% 8/15/11 (AMT)                           $ 1,250,000   $   1,258,975
   Nez Perce County Pollution Control
      Revenue Refunding
      (Potlatch Corporation Project)
      6.00% 10/1/24                                   2,535,000       2,592,317
   Power County Pollution Control
      Revenue Refunding
      (FMC Corporation Project)
      5.625% 10/1/14                                  2,475,000       2,514,179
                                                                  -------------
                                                                      6,365,471
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.98%
   Idaho Bond Bank Authority Revenue
      Series A
      5.00% 9/1/14 (AMBAC)                              350,000         382,365
      5.00% 9/1/15 (AMBAC)                              400,000         435,464
      5.00% 9/1/16 (AMBAC)                              315,000         341,901
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/33                           2,000,000       2,055,520
      Series W 5.50% 7/1/15                             175,000         193,130
      Series Y 5.00% 7/1/36                           2,000,000       2,071,800
   Virgin Islands Public Finance Authority
      5.25% 10/1/20                                     500,000         538,825
      5.25% 10/1/21                                     500,000         539,200
      5.25% 10/1/24                                     800,000         857,944
      5.50% 10/1/14                                     500,000         522,720
                                                                  -------------
                                                                      7,938,869
                                                                  -------------
Electric & Gas Revenue Bonds - 1.79%
   Puerto Rico Electric Power Authority
      Power Revenue
      Series II 5.25% 7/1/31                          1,000,000       1,057,920
      Series NN 5.125% 7/1/29                           500,000         527,605
                                                                  -------------
                                                                      1,585,525
                                                                  -------------

Escrowed to Maturity Bonds - 2.15%
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special
      Series A 5.375% 10/1/24                         1,750,000       1,897,123
                                                                  -------------
                                                                      1,897,123
                                                                  -------------
Higher Education Revenue Bonds - 14.13%
   Boise State University Idaho Revenue
      5.00% 4/1/17 (AMBAC)                              500,000         534,250
      5.00% 4/1/18 (FGIC)                             1,645,000       1,772,438
      5.125% 4/1/31 (FGIC)                            1,000,000       1,050,320
      5.375% 4/1/22 (FGIC)                            1,000,000       1,082,470
   Idaho State University Revenue
      Refunding and Improvement
      5.00% 4/1/20 (FSA)                              1,130,000       1,203,800
      5.00% 4/1/23 (FSA)                              2,115,000       2,239,700
   North Idaho College Dormitory Housing
      Certificate of Participation
      6.45% 10/1/16                                   1,000,000       1,031,950

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   University of Idaho University Revenue
      Refunding General Series A
      5.00% 4/1/21 (AMBAC)                          $ 1,150,000   $   1,240,988
   University of Idaho University
      Revenue Student Fee
      (Housing Improvements Project)
      5.25% 4/1/31 (FGIC)                             2,195,000       2,332,122
                                                                  -------------
                                                                     12,488,038
                                                                  -------------

Hospital Revenue Bonds - 5.37%
   Idaho Health Facilities Authority
      Hospital Revenue
      (Idaho Elks Rehabilitation
      Hospital Project)
      5.30% 7/15/18                                     625,000         641,300
      5.45% 7/15/23                                   2,000,000       2,050,800
      (Portneuf Medical Center Project)
      Series A 5.00% 9/1/35 (RADIAN)                  2,000,000       2,049,560
                                                                  -------------
                                                                      4,741,660
                                                                  -------------

Multifamily Housing Revenue Bonds - 1.10%
   Idaho State Housing Agency
      Housing Revenue (Park Place Project)
      Series A 6.50% 12/1/36 (FHA) (AMT)                955,000         969,659
                                                                  -------------
                                                                        969,659
                                                                  -------------
Municipal Lease Revenue Bonds - 8.91%
   Blaine School District #61
      Certificate of Participation
      5.00% 7/30/10 (AMBAC)                           1,000,000       1,057,660
   Boise City Certificate of Participation
      5.375% 9/1/20 (FGIC) (AMT)                      2,100,000       2,208,738
   Boise City Revenue Refunding Series A
      5.375% 12/1/31 (MBIA)                             500,000         537,730
   Idaho State Building Authority
      Building Revenue Series A
      5.00% 9/1/21 (MBIA)                             1,150,000       1,188,008
      5.00% 9/1/43 (XLCA)                             1,000,000       1,039,640
      Series B 5.00% 9/1/21 (MBIA)                      750,000         793,320
   Puerto Rico Public Buildings
      Authority Revenue (Government Facilities)
      Series J 5.00% 7/1/28                           1,000,000       1,051,180
                                                                  -------------
                                                                      7,876,276
                                                                  -------------

Political Subdivision General Obligation Bonds - 5.62%
   Lemhi County 5.20% 8/1/27 (FSA)                    2,145,000       2,287,664
   Nampa Idaho 5.00% 8/1/21 (FGIC)                    2,475,000       2,676,762
                                                                  -------------
                                                                      4,964,426
                                                                  -------------

-/-Pre-Refunded Bonds - 7.95%
   Ammon Urban Renewal Agency
      Revenue Sub Lien Tax Increment
      Series B 6.25% 8/1/18-06                          445,000         450,438
   Idaho Health Facilities Authority
      Hospital Revenue
      (Bannock Regional Medical Center Project)
      6.375% 5/1/17-06                                1,445,000       1,480,822
      (Bonner General Hospital Project)
      6.50% 10/1/28-07                                1,500,000       1,595,595

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
-/-Pre-Refunded Bonds (continued)
   Puerto Rico Commonwealth
   Highway & Transportation Authority
      Highway Revenue
      Series D 5.25% 7/1/38-12                      $ 1,000,000   $   1,090,100
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.125% 7/1/31-11                                1,010,000       1,088,012
   University of Idaho University
      Revenue Student Fee
      (Telecommunications)
      5.85% 4/1/11-06 (FSA)                           1,300,000       1,315,938
                                                                  -------------
                                                                      7,020,905
                                                                  -------------

School District General Obligation Bonds - 15.16%
   Ada & Canyon Counties Joint
      School District #2 Meridian
      4.75% 2/15/20                                   1,000,000       1,056,400
      5.00% 7/30/20                                   2,155,000       2,295,399
      5.125% 7/30/19                                  1,005,000       1,077,561
      5.50% 7/30/16                                   1,305,000       1,492,959
   Bannock County School District #025
      (Pocatello Idaho School Board
      Guaranteed Program)
      5.00% 8/15/15                                   1,040,000       1,134,307
      5.00% 8/15/16                                   1,100,000       1,196,085
   Canyon County School District #132 Caldwell
      5.00% 7/30/15 (FGIC)                            2,000,000       2,193,840
   Kootenai County School
      District #273 Post Falls
      5.00% 8/15/16                                     740,000         809,160
      5.00% 8/15/18                                     840,000         914,264
   Power & Cassia Counties Joint School
      District #381 American Falls
      5.00% 8/1/17                                    1,155,000       1,226,113
                                                                  -------------
                                                                     13,396,088
                                                                  -------------

Single Family Housing Revenue Bonds - 5.79%
   Idaho Housing & Finance Association
      Single Family Mortgage
      Series A Class III 4.875%7/1/26 (AMT)           1,000,000       1,007,080
      Series C Class III 5.35% 1/1/25 (AMT)             355,000         365,586
      Series D Class III 5.45% 7/1/23 (AMT)           1,450,000       1,509,189
      Series E Class I 5.35% 1/1/33 (AMT)                90,000          92,678
      Series E Class III 4.875% 1/1/26 (AMT)          1,500,000       1,509,015
   Idaho State Housing Agency
      Single Family Mortgage
      Series A 6.05% 7/1/13
      (AMBAC) (FHA) (VA) (AMT)                           60,000          60,377
      Series A 6.10% 7/1/16 (FHA) (VA) (AMT)             80,000          80,517
      Series A-1 6.85% 7/1/12 (AMT)                       5,000           5,043
      Series B 6.45% 7/1/15 (FHA) (VA) (AMT)             30,000          30,116
      Series C-2 6.35% 7/1/15 (AMT)                      45,000          45,500
      Series E 6.35% 7/1/15 (FHA) (AMT)                  75,000          76,443
      Series E-1 6.60% 7/1/11                            15,000          15,116
      Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)          315,000         317,044
                                                                  -------------
                                                                      5,113,704
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
State General Obligation Bonds - 1.24%
   Puerto Rico Public Buildings Authority
      Revenue Government Facility Series I
      5.50% 7/1/23                                  $ 1,000,000   $   1,096,530
                                                                  -------------
                                                                      1,096,530
                                                                  -------------
Tax Increment/Special Assessment Bonds - 5.38%
   Boise Urban Renewal Agency Parking
      Revenue Refunding Tax Increment
      Series A 6.125% 9/1/15                          2,090,000       2,149,482
      Series B 6.125% 9/1/15                          1,700,000       1,748,382
   Bonner County Local Improvement
      District #93-1
      6.35% 4/30/06                                     185,000         185,740
      6.40% 4/30/07                                     195,000         195,774
      6.50% 4/30/08                                     110,000         110,444
      6.50% 4/30/10                                     100,000         100,383
   Coeur D'Alene Local Improvement District #6
      Series 1995 6.00% 7/1/09                           85,000          85,550
      Series 1996 6.05% 7/1/10                           90,000          90,591
      Series 1997 6.10% 7/1/12                           40,000          40,251
      Series 1998 6.10% 7/1/14                           45,000          45,278
                                                                  -------------
                                                                      4,751,875
                                                                  -------------

Territorial General Obligation Bonds - 5.07%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.00% 7/1/30                                    2,000,000       2,102,360
      5.125% 7/1/31                                   2,315,000       2,381,765
                                                                  -------------
                                                                      4,484,125
                                                                  -------------

Water & Sewer Revenue Bonds - 2.91%
   Chubbuck Water Revenue
      Certificate of Participation
      6.35% 4/1/08                                      125,000         125,256
      6.40% 4/1/10                                      135,000         135,269
   Moscow Sewer Revenue
      5.00% 11/1/22 (FSA)                             2,175,000       2,312,068
                                                                  -------------
                                                                      2,572,593
                                                                  -------------

Total Municipal Bonds (cost $84,462,736)                             87,262,867
                                                                  =============

                                                       Number
                                                     of Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.53%
--------------------------------------------------------------------------------
Money Market Instruments - 0.17%
   Dreyfus Tax-Exempt Cash Management Fund              154,300         154,300
                                                                  -------------
                                                                        154,300
                                                                  -------------

                                                     Principal
                                                       Amount
o Variable Rate Demand Notes - 1.36%
   Boise City Housing Authority
      Multifamily Revenue
      (Civic Plaza Housing Project)
      Series C 3.28% 3/1/33                         $ 1,200,000       1,200,000
                                                                  -------------
                                                                      1,200,000
                                                                  -------------

Total Short-Term Investments (cost $1,354,300)                        1,354,300
                                                                  =============

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Market Value of Securities - 100.28%
   (cost $85,817,036)                                             $  88,617,167
Liabilities Net of Receivables and
   Other Assets - (0.28%)                                              (251,361)
                                                                  -------------
Net Assets Applicable to 7,691,141 Shares
   Outstanding - 100.00%                                          $  88,365,806
                                                                  =============
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class A ($63,819,771 / 5,553,313 Shares)                       $       11.49
                                                                  -------------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class B ($9,713,869 / 846,520 Shares)                          $       11.48
                                                                  -------------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class C ($14,832,166 / 1,291,308 Shares)                       $       11.49
                                                                  -------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  85,940,108
Distributions in excess of net investment income                        (11,301)
Accumulated net realized loss on investments                           (363,132)
Net unrealized appreciation of investments                            2,800,131
                                                                  -------------
Total net assets                                                  $  88,365,806
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA -Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Idaho Fund
Net asset value Class A (A)                                       $       11.49
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       12.03
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Tax-Free Missouri Insured Fund
Statements                               February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 91.25%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 3.45%
   St. Louis Airport
      (Capital Improvement Project)
      Series A 5.375% 7/1/21 (MBIA)                 $ 1,635,000   $   1,763,527
                                                                  -------------
                                                                      1,763,527
                                                                  -------------
City General Obligation Bonds - 2.18%
   Des Peres Refunding
      5.375% 2/1/20 (AMBAC)                           1,000,000       1,112,240
                                                                  -------------
                                                                      1,112,240
                                                                  -------------
Corporate-Backed Revenue Bonds - 2.03%
   Missouri State Development Finance Board
      Infrastructure Facilities
      (Triumph Foods Project)
      Series A 5.25% 3/1/25                             500,000         520,750
   Sugar Creek Industrial Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                       500,000         519,840
                                                                  -------------
                                                                      1,040,590
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.18%
   Bi-State Development Agency Illinois
      Metropolitan District
      (Metrolink Cross County Project)
      Series B 5.00% 10/1/32 (FSA)                    2,000,000       2,101,020
   Jackson County Special Obligation
      5.00% 12/1/27 (MBIA)                            1,000,000       1,045,090
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series A 4.75% 7/1/38 (MBIA)            1,000,000       1,039,290
                                                                  -------------
                                                                      4,185,400
                                                                  -------------
Electric & Gas Revenue Bonds - 13.45%
   Missouri State Environmental
      Improvement & Energy Resource
      Authority Pollution Control
      Revenue Refunding (St. Joseph Light &
      Power Company Project)
      5.85% 2/1/13 (AMBAC)                            2,200,000       2,226,466
   Puerto Rico Electric Power
      Authority Power Revenue
      Series NN 5.125% 7/1/29                           400,000         422,084
      Series PP 5.00% 7/1/25 (FGIC)                   1,000,000       1,064,080
   &Puerto Rico Electric Power Authority
      Power Revenue, Inverse Floater
      ROLs 5.635% 7/1/19 (FSA)                        1,925,000       2,023,233
   Sikeston Electric Revenue Refunding
      6.00% 6/1/13 (MBIA)                             1,000,000       1,143,120
                                                                  -------------
                                                                      6,878,983
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 3.05%
   Cape Girardeau County Industrial
      Development Authority Health
      Care Facilities Revenue
      (Southeast Missouri Hospital)
      5.25% 6/1/16 (MBIA)                           $   440,000   $     481,228
^Greene County Single Family Mortgage
      Revenue Municipal Multiplier
      (Private Mortgage Insurance)
      6.10% 3/1/16                                    1,225,000         812,481
   Liberty Sewer System Revenue
      6.00% 2/1/08 (MBIA)                               260,000         267,665
                                                                  -------------
                                                                      1,561,374
                                                                  -------------
Higher Education Revenue Bonds - 3.06%
   Missouri State Health & Educational
      Facilities Authority Educational
      Facilities Revenue
      (University of Health Sciences)
      5.00% 6/1/31 (MBIA)                             1,000,000       1,035,660
   University of the Virgin Islands
      Series A 5.375% 6/1/34                            500,000         528,415
                                                                  -------------
                                                                      1,564,075
                                                                  -------------
Hospital Revenue Bonds - 11.78%
   Cape Girardeau County Industrial
      Development Authority Health Care
      Facilities Revenue Unrefunded Balance
      (Southeast Missouri Hospital)
      5.25% 6/1/16 (MBIA)                               560,000         606,620
      (St. Francis Medical Center)
      Series A 5.50% 6/1/32                           1,000,000       1,063,240
   Hannibal Industrial Development Authority
      Health Facilities Revenue Refunding
      (Hannibal Regional Hospital) Series A
      5.625% 3/1/12 (FSA)                             1,000,000       1,021,660
      5.75% 3/1/22 (FSA)                              1,000,000       1,021,740
   Joplin Industrial Development Authority
      Health Facilities Revenue
      (Freeman Health System Project)
      5.375% 2/15/35                                    255,000         263,405
      5.75% 2/15/35                                     405,000         436,027
   Missouri State Health & Educational
      Facilities Authority Health
      Facilities Revenue Refunding
      (Lake Regional Health System Project)
      5.70% 2/15/34                                     500,000         530,775
      (SSM Health Care)
      Series AA 6.40% 6/1/10 (MBIA)                     500,000         554,470
   North Kansas City Hospital Revenue
      Series A 5.00% 11/15/28 (FSA)                     500,000         525,590
                                                                  -------------
                                                                      6,023,527
                                                                  -------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free Missouri Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 5.95%
   Missouri State Housing Development
      Commission Multifamily Housing
      Hyder Series 3 5.60% 7/1/34
      (FHA) (AMT)                                   $ 1,435,000   $   1,496,849
      San Remo Series 5 5.45% 1/1/36
      (FHA) (AMT)                                       500,000         517,120
   St. Louis County Industrial Development
      Authority Housing Development
      Revenue Refunding
      (Southfield & Oak Forest Apartment-A)
      5.20% 1/20/36 (GNMA)                            1,000,000       1,030,220
                                                                  -------------
                                                                      3,044,189
                                                                  -------------
Municipal Lease Revenue Bonds - 14.10%
   Chesterfield Certificates of Participation
      5.00% 12/1/24 (FGIC)                            1,000,000       1,063,860
   Missouri State Development Finance Board
      Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.25% 12/1/19                                     435,000         455,493
      5.50% 12/1/24                                     500,000         531,685
      (Crackerneck Creek Project)
      Series C 5.00% 3/1/26                             500,000         513,845
      (Hartman Heritage Center Phase II)
      5.00% 4/1/21 (AMBAC)                              335,000         354,705
   St. Charles County Public Water
      Supply District #2
      Certificate of Participation
      (Missouri Project)
      Series A 5.25% 12/1/28 (MBIA)                   1,000,000       1,066,420
      Series B 5.10% 12/1/25 (MBIA)                     500,000         521,110
   St. Louis College District Leasehold Revenue
      5.00% 3/1/23 (AMBAC)                            1,000,000       1,064,500
  ^St. Louis Industrial Development
      Authority Leasehold Revenue
      (Convention Center Hotel)
      5.80% 7/15/20 (AMBAC)                           3,035,000       1,641,449
                                                                  -------------
                                                                      7,213,067
                                                                  -------------

Political Subdivision General Obligation Bonds - 3.89%
   Jackson County Special Obligation
      5.50% 12/1/17 (MBIA)                              845,000         929,593
   Taney County Reorganization School
      District R-V Hollister School District
      5.00% 3/1/22 (FSA)                              1,000,000       1,057,770
                                                                  -------------
                                                                      1,987,363
                                                                  -------------
-/-Pre-Refunded Bonds - 6.27%
   Greene County Reorganization School District R8
      (Direct Deposit Project)
      5.10% 3/1/22-12 (FSA)                           1,500,000       1,595,340
   Liberty Sewer System Revenue
      6.15% 2/1/15-09 (MBIA)                          1,500,000       1,611,540
                                                                  -------------
                                                                      3,206,880
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 4.00%
   Camdenton Reorganized School
      District R-III Camden County
      Refunding & Improvement
      5.25% 3/1/24 (FSA)                            $ 1,000,000   $   1,094,960
  ^St. Charles County Francis Howell
      School District (Capital Appreciation
      Direct Deposit Project)
      Series A 5.15% 3/1/17 (FGIC)                    1,500,000         952,110
                                                                  -------------
                                                                      2,047,070
                                                                  -------------
Single Family Housing Revenue Bonds - 1.46%
   Missouri State Housing Development
      Commission Mortgage Revenue
      Series C 7.45% 9/1/27
      (GNMA) (FNMA) (AMT)                               135,000         137,277
   Missouri State Housing Development
      Commission Mortgage Revenue
      Single Family Homeowner
      Loan A 7.20% 9/1/26
      (GNMA) (FNMA) (AMT)                               110,000         110,915
      Loan B 7.55% 9/1/27
      (GNMA) (FNMA) (AMT)                                45,000          45,775
      Loan C 7.25% 9/1/26
      (GNMA) (FNAM) (AMT)                               125,000         126,941
   Missouri State Housing Development
      Commission Mortgage Revenue
      Single Family Mortgage Series A
      5.20% 9/1/33 (GNMA) (FNMA) (AMT)                  320,000         326,311
                                                                  -------------
                                                                        747,219
                                                                  -------------
Territorial General Obligation Bonds - 2.52%
   Puerto Rico Commonwealth Improvement
      5.25% 7/1/27 (FSA)                                705,000         752,559
      Series A 5.25% 7/1/23                             500,000         535,505
                                                                  -------------
                                                                      1,288,064
                                                                  -------------
Water & Sewer Revenue Bonds - 5.88%
   Metropolitan St. Louis Sewer District
      Wastewater Revenue
      5.00% 5/1/34 (MBIA)                             1,250,000       1,313,662
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Sewer System Improvement Project)
      Series C 5.00% 3/1/25                             605,000         623,192
   Missouri State Environmental
      Improvement & Energy Resource
      Authority Water Pollution Control
      Revenue Unrefunded Balance
      (State Revolving Fund Project)
      Series A 6.05% 7/1/16 (FSA)                     1,060,000       1,069,233
                                                                  -------------
                                                                      3,006,087
                                                                  -------------

Total Municipal Bonds (cost $44,143,885)                             46,669,655
                                                                  =============

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Missouri Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                      Number         Market
                                                     of Shares        Value
--------------------------------------------------------------------------------
Short-Term Investments - 7.83%
--------------------------------------------------------------------------------
Money Market Instruments - 0.99%
   Dreyfus Tax-Exempt Cash
      Management Fund                                   506,707   $     506,707
                                                                  -------------
                                                                        506,707
                                                                  -------------
                                                     Principal
                                                       Amount
oVariable Rate Demand Notes - 6.84%
   Kansas City Municipal Assistance
      Revenue Leasehold
      Series A 3.17% 4/15/34 (AMBAC)                $ 2,500,000       2,500,000
   Missouri State Health & Educational
      Facilities Authority Revenue
      (St. Louis University)
      Series A 3.00% 10/1/35 (MBIA)                   1,000,000       1,000,000
                                                                  -------------
                                                                      3,500,000
                                                                  -------------

Total Short-Term Investments
   (cost $4,006,707)                                                  4,006,707
                                                                  =============
Total Market Value of Securities - 99.08%
   (cost $48,150,592)                                                50,676,362
Receivables and Other Assets
   Net of Liabilities - 0.92%                                           471,578
                                                                  -------------
Net Assets Applicable to 4,784,153 Shares
   Outstanding - 100.00%                                          $  51,147,940
                                                                  =============

Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class A
   ($47,511,795 / 4,444,138 Shares)                               $       10.69
                                                                  -------------
Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class B
   ($2,339,521 / 218,914 Shares)                                  $       10.69
                                                                  -------------
Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class C
   ($1,296,624 / 121,101 Shares)                                  $       10.71
                                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  48,571,559
Accumulated net realized gain on investments                             50,611
Net unrealized appreciation of investments                            2,525,770
                                                                  -------------
Total net assets                                                  $  51,147,940
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA -Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA- Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Missouri Insured Fund
Net asset value Class A (A)                                       $       10.69
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                  -------------
Offering price                                                    $       11.19
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Oregon Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)
                                                      Principal      Market
                                                        Amount        Value
-------------------------------------------------------------------------------
Municipal Bonds - 96.03%
-------------------------------------------------------------------------------
Airport Revenue Bonds - 3.33%
   Portland Airport Revenue
      (Portland International Airport)
      Series 11 5.625% 7/1/26 (FGIC) (AMT)          $ 1,500,000   $   1,538,595
                                                                  -------------
                                                                      1,538,595
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.16%
   Oregon State Department of Administrative
      Services Lottery Revenue Refunding
      Series A 5.00% 4/1/18 (FSA)                       500,000         537,295
                                                                  -------------
                                                                        537,295
                                                                  -------------
Electric & Gas Revenue Bonds - 7.46%
   Emerald Peoples Utilities District
      Series A 5.25% 11/1/22 (FSA)                      750,000         813,300
   Puerto Rico Electric Power Authority
      Power Revenue Series NN
      5.125% 7/1/29                                   1,000,000       1,055,210
 **Puerto Rico Electric Power
      Authority Power Revenue
      Inverse Floater ROLs
      5.635% 7/1/19 (FSA)                             1,500,000       1,576,545
                                                                  -------------
                                                                      3,445,055
                                                                  -------------
Escrowed to Maturity Bonds - 2.35%
   Umatilla County Hospital Facility
      Authority Revenue
      (Catholic Health Initiatives)
      Series A 5.50% 3/1/32                           1,000,000       1,083,570
                                                                  -------------
                                                                      1,083,570
                                                                  -------------
Higher Education Revenue Bonds - 15.27%
   Oregon Health & Science University Revenue
      (Capital Appreciation Insured) Series A
      5.00% 7/1/32 (MBIA)                             2,000,000       2,092,360
     ^5.50% 7/1/21 (MBIA)                             2,000,000       1,035,040
   Oregon State Facilities Authority Revenue
      (College Housing Northwest Project)
      Series A 5.45% 10/1/32                          1,000,000       1,031,460
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                               630,000         678,371
      (Linfield College Project) Series A
      5.00% 10/1/30                                     600,000         620,538
      (Willamette University Project) Series A
      5.00% 10/1/34 (FGIC)                            1,000,000       1,053,840
      5.125% 10/1/25 (FGIC)                             500,000         538,970
                                                                  -------------
                                                                      7,050,579
                                                                  -------------
Hospital Revenue Bonds - 1.17%
   Multnomah County Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                     500,000         539,015
                                                                  -------------
                                                                        539,015
                                                                  -------------
Investor Owned Utilities Revenue Bonds - 1.34%
  oPort Morrow Pollution Control Revenue
      (Portland General Electric Co.)
      Series A 5.20% 5/1/33                             600,000         618,756
                                                                  -------------
                                                                        618,756
                                                                  -------------

                                                     Principal       Market
                                                       Amount         Value
-------------------------------------------------------------------------------
Municipal Bonds (continued)
-------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 2.37%
   Oregon Health, Housing, Educational &
      Cultural Facilities Authority
      (Pier Park Project) Series A
      6.05% 4/1/18 (GNMA) (AMT)                     $ 1,095,000   $   1,096,106
                                                                  -------------
                                                                      1,096,106
                                                                  -------------
Municipal Lease Revenue Bonds - 8.82%
   Oregon State Department of
      Administrative Services
      5.00% 9/1/13 (FSA)                                800,000         866,816
   Oregon State Department of Administrative
      Services Certificates of
      Participation Refunding
      Series A 5.00% 5/1/30 (FSA)                       500,000         526,855
      Series B 5.00% 11/1/30 (FGIC)                     500,000         528,040
      Series C 5.25% 11/1/15 (MBIA)                   1,000,000       1,081,090
  oPuerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series J 5.00% 7/1/36 (AMBAC)                   1,000,000       1,070,210
                                                                  -------------
                                                                      4,073,011
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 5.12%
   Deschutes County Refunding
      5.00% 12/1/16 (FSA)                               500,000         535,345
   Southwestern Oregon Community
      College District 5.00% 6/1/28 (MBIA)            1,100,000       1,169,883
   Treasure Valley Community College District
      5.00% 6/1/35 (AMBAC)                              620,000         656,952
                                                                  -------------
                                                                      2,362,180
                                                                  -------------
-/-Pre-Refunded Bonds - 25.88%
   Chemeketa County Community
      College District 5.80% 6/1/12-06 (FGIC)         1,500,000       1,509,540
   Deschutes County Administrative
      School District #1 Series A
      5.125% 6/15/21-11 (FSA)                         1,000,000     1,074,740
   Deschutes County Hospital Facilities
      Authority Hospital Revenue
      (Cascade Health Services)
      5.60% 1/1/32-12                                 1,250,000       1,374,025
   Jackson County School District #6
      Central Point 5.25% 6/15/20-10 (FGIC)           1,175,000       1,255,687
   Linn County Community School District #9
      Lebanon 5.60% 6/15/30-13 (FGIC)                 2,000,000       2,244,621
   North Unit Irrigation District
      5.75% 6/1/16-06 (MBIA)                          1,000,000       1,006,330
   Oregon State Department of Administrative
      Services Certificates of Participation
      Refunding Series A
      5.80% 5/1/24-07 (AMBAC)                         1,000,000       1,037,470
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series J 5.50% 7/1/22-14                  400,000         447,748
   Puerto Rico Commonwealth Public
      Improvement 5.125% 7/1/30-11 (FSA)                920,000         991,061
   Salem Water & Sewer Revenue
      5.625% 6/1/16-06 (MBIA)                         1,000,000       1,005,910
                                                                  -------------
                                                                     11,947,132
                                                                  -------------

-------------------------------------------------------------------------------
                                          Delaware Tax-Free Oregon Insured Fund
Statements
-------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)
                                                     Principal       Market
                                                      Amount          Value
-------------------------------------------------------------------------------
Municipal Bonds (continued)
-------------------------------------------------------------------------------
School District General Obligation
   Bonds - 11.21%
   Benton & Linn Counties School District
      #509J
      (Corvallis) 5.00% 6/1/21(FSA)                 $ 1,000,000   $   1,062,720
   Clackamas County School District
      #12 (North Clackamas)
      5.00% 6/15/16 (FSA)                             1,000,000       1,097,040
      #86 (Canby) 5.00% 6/15/25 (FSA)                   500,000         533,470
   Jefferson County School District #509J
      5.00% 6/15/22 (FGIC)                              500,000         530,160
   Lane County School District #19
      (Springfield) Refunding
       6.00% 10/15/14 (FGIC)                            500,000         579,590
   Lincoln County School District
      5.25% 6/15/12 (FGIC)                              700,000         736,841
   Salem-Keizer School District #24J Refunding
      5.00% 6/15/19 (FSA)                               500,000         535,525
   ^Umatilla County School District #6 R
   Umatilla Refunding 5.50% 12/15/22 (AMBAC)            200,000          97,554
                                                                  -------------
                                                                      5,172,900
                                                                  -------------
Single Family Housing Revenue Bonds - 2.65%
   Oregon State Housing & Community
      Services Department Mortgage Revenue
      Single Family Mortgage Program
      Series R 5.375% 7/1/32 (AMT)                    1,195,000       1,224,134
                                                                  -------------
                                                                      1,224,134
                                                                  -------------
Tax Increment/Special Assessment Bonds - 2.70%
   Portland River District Urban Renewal &
      Redevelopment Interstate Corridor
      Series A 5.00% 6/15/23 (AMBAC)                    250,000         264,455
   Portland Urban Renewal & Redevelopment
      Interstate Corridor
      Series A 5.25% 6/15/20 (FGIC)                     890,000         981,065
                                                                  -------------
                                                                      1,245,520
                                                                  -------------
Territorial General Obligation Bonds - 4.45%
   Puerto Rico Commonwealth Public
      Improvement (Unrefunded Balance)
      5.125% 7/1/30 (FSA)                               965,000       1,024,328
      Series A 5.125% 7/1/31                          1,000,000       1,028,840
                                                                  -------------
                                                                      2,053,168
                                                                  -------------
Water & Sewer Revenue Bonds - 0.75%
   Portland Sewer Systems Revenue
      (Second Lien) Series A
      5.00% 6/1/23 (FSA)                                325,000         343,707
                                                                  -------------
                                                                        343,707
                                                                  -------------
Total Municipal Bonds (cost $41,909,470)                             44,330,723
                                                                  -------------

                                                       Number         Market
                                                     of Shares        Value
-------------------------------------------------------------------------------
Short-Term Investments - 3.04%
-------------------------------------------------------------------------------
Money Market Instruments - 0.77%
   Dreyfus Tax-Exempt Cash
      Management Fund                                   355,933   $     355,933
                                                                  -------------
                                                                        355,933
                                                                  -------------
                                                      Principal
                                                        Amount
oVariable Rate Demand Notes- 2.27%
   Portland Multi-Family Housing Revenue
      (South Park Block Project)
      3.07% 12/1/11                                 $ 1,050,000       1,050,000
                                                                  -------------
                                                                      1,050,000
                                                                  -------------
Total Short-Term Investments
   (cost $1,405,933)                                                  1,405,933
                                                                  =============
Total Market Value of Securities - 99.07%
   (cost $43,315,403)                                                45,736,656
Receivables and Other Assets
   Net of Liabilities - 0.93%                                           427,518
                                                                  -------------

Net Assets Applicable to 4,385,483 Shares
   Outstanding - 100.00%                                          $  46,164,174
                                                                  =============

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class A
   ($33,888,621 / 3,220,566 Shares)                               $       10.52
                                                                  -------------

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class B
   ($6,213,347 / 590,164 Shares)                                  $       10.53
                                                                  -------------

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class C
   ($6,062,206 / 574,753 Shares)                                  $       10.55
                                                                  -------------

--------------------------------------------------------------------------------
                                           Delaware Tax-Free Oregon Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  44,196,291
Accumulated net realized loss on investments                           (453,370)
Net unrealized appreciation of investments                            2,421,253
                                                                  -------------
Total net assets                                                  $  46,164,174
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Oregon Insured Fund
Net asset value Class A (A)                                        $      10.52
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                   ------------
Offering price                                                     $      11.02
                                                                   ============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                          Delaware           Delaware           Delaware
                                                                       Tax-Free Idaho   Tax-Free Missouri   Tax-Free Oregon
                                                                            Fund           Insured Fund       Insured Fund
Investment Income:
   Interest                                                            $    2,084,367   $       1,237,943   $     1,094,373
                                                                       --------------   -----------------   ---------------

Expenses:
   Management fees                                                            239,202             125,014           115,158
   Distribution expenses -- Class A                                            77,506              57,473            41,828
   Distribution expenses -- Class B                                            49,723              13,201            31,714
   Distribution expenses -- Class C                                            74,808               6,857            31,280
   Dividend disbursing and transfer agent fees and expenses                    26,006              16,571            13,828
   Accounting and administration expenses                                      17,396              10,001             9,212
   Legal & professional fees                                                   11,258              10,572            10,730
   Reports and statements to shareholders                                       8,200               4,099             4,632
   Custodian fees                                                               3,257               1,539             1,804
   Trustees' fees                                                               2,500               1,428             1,318
   Registration fees                                                            2,450               2,000               779
   Pricing fees                                                                 1,166                 781               710
   Insurance fees                                                               1,601                 566               556
   Taxes (other than taxes on income)                                             452                 134                99
   Other                                                                        3,141               3,073             3,897
                                                                       --------------   -----------------   ---------------
                                                                              518,666             253,309           267,545
   Less expenses absorbed or waived                                           (55,530)            (13,050)          (24,428)
   Less expenses paid indirectly                                                 (202)               (239)              (63)
                                                                       --------------   -----------------   ---------------
   Total expenses                                                             462,934             240,020           243,054
                                                                       --------------   -----------------   ---------------
Net Investment Income                                                       1,621,433             997,923           851,319
                                                                       --------------   -----------------   ---------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                    (55,861)             52,364          (280,227)
   Net change in unrealized appreciation/depreciation of investments       (1,024,607)           (598,034)         (296,643)
                                                                       --------------   -----------------   ---------------
Net Realized and Unrealized Loss on Investments                            (1,080,468)           (545,670)         (576,870)
                                                                       --------------   -----------------   ---------------

Net Increase in Net Assets Resulting from Operations                   $      540,965   $         452,253   $       274,449
                                                                       ==============   =================   ===============

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                            Delaware Tax-Free              Delaware Tax-Free             Delaware Tax-Free
                                                Idaho Fund               Missouri Insured Fund          Oregon Insured Fund

                                        Six Months                     Six Months                    Six Months
                                           Ended           Year           Ended           Year          Ended          Year
                                          2/28/06         Ended          2/28/06         Ended         2/28/06         Ended
                                        (Unaudited)      8/31/05       (Unaudited)      8/31/05      (Unaudited)      8/31/05
Increase (Decrease) in Net Assets
   from Operations:
   Net investment income               $  1,621,433   $   3,114,747   $    997,923   $  2,083,200   $    851,319   $  1,687,339
   Net realized gain (loss) on
      investments                           (55,861)        416,497         52,364        130,115       (280,227)       106,456
   Net change in unrealized
      appreciation/depreciation of
      investments                        (1,024,607)        566,203       (598,034)       380,933       (296,643)       366,029
                                       ------------   -------------   ------------   ------------   ------------   ------------
   Net increase in net assets
      resulting from operations             540,965       4,097,447        452,253      2,594,248        274,449      2,159,824
                                       ------------   -------------   ------------   ------------   ------------   ------------

Dividends and Distributions to
   Shareholders from:
   Net investment income:
      Class A                            (1,222,334)     (2,268,543)      (927,407)    (1,901,135)      (651,340)    (1,250,887)
      Class B                              (158,977)       (369,910)       (43,451)      (128,675)       (99,587)      (225,919)
      Class C                              (238,931)       (476,579)       (22,489)       (45,752)       (97,987)      (206,598)
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                         (1,620,242)     (3,115,032)      (993,347)    (2,075,562)      (848,914)    (1,683,404)
                                       ------------   -------------   ------------   ------------   ------------   ------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                             7,496,430       9,100,675      2,587,337      3,524,066      2,011,274      5,524,963
      Class B                                53,364         378,499         25,388            408        109,245        582,909
      Class C                             1,216,163       3,196,560         84,984        105,402        478,548      1,199,241

   Net asset value of shares issued
      upon reinvestment of dividends
      and distributions:
      Class A                               807,539       1,470,126        565,025      1,017,242        384,639        718,106
      Class B                                98,437         211,390         34,188         96,955         65,198        137,290
      Class C                               150,946         286,213         20,719         39,754         59,888        126,671
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                          9,822,879      14,643,463      3,317,641      4,783,827      3,108,792      8,289,180
                                       ------------   -------------   ------------   ------------   ------------   ------------
   Cost of shares repurchased:
      Class A                            (4,294,328)     (6,264,069)    (1,334,752)    (4,575,966)    (2,124,246)    (3,366,599)
      Class B                            (1,211,632)     (2,857,710)      (781,340)    (1,933,993)      (768,006)    (1,783,006)
      Class C                            (2,014,881)     (3,018,204)      (184,874)       (25,210)    (1,052,281)    (1,080,203)
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                         (7,520,841)    (12,139,983)    (2,300,966)    (6,535,169)    (3,944,533)    (6,229,808)
                                       ------------   -------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   derived from capital share
   transactions                           2,302,038       2,503,480      1,016,675     (1,751,342)      (835,741)     2,059,372
                                       ------------   -------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net
   Assets                                 1,222,761       3,485,895        475,581     (1,232,656)    (1,410,206)     2,535,792

Net Assets:
   Beginning of period                   87,143,045      83,657,150     50,672,359     51,905,015     47,574,380     45,038,588
                                       ------------   -------------   ------------   ------------   ------------   ------------
   End of period(1)                    $ 88,365,806   $  87,143,045   $ 51,147,940   $ 50,672,359   $ 46,164,174   $ 47,574,380
                                       ============   =============   ============   ============   ============   ============
   (1)Including distributions in
      excess of net investment income  $    (11,301)  $     (11,301)  $         --   $         --   $         --   $         --
                                       ============   =============   ============   ============   ============   ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.630     $ 11.490   $ 11.140   $ 11.320    $  11.260    $ 10.730

Income (loss) from investment operations:
Net investment income                                            0.224        0.452      0.478      0.497        0.522       0.541
Net realized and unrealized gain (loss) on investments          (0.140)       0.140      0.353     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.084        0.592      0.831      0.316        0.581       1.071
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.224)      (0.452)    (0.481)    (0.496)      (0.521)     (0.541)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.224)      (0.452)    (0.481)    (0.496)      (0.521)     (0.541)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.490     $ 11.630   $ 11.490   $ 11.140    $  11.320    $ 11.260
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.74%        5.25%      7.58%      2.81%        5.36%      10.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  63,820     $ 60,554   $ 55,572   $ 51,682    $  45,108    $ 38,228
Ratio of expenses to average net assets                           0.85%        0.87%      0.97%      0.93%        1.00%       1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.98%        0.98%      0.97%      1.00%        1.03%       1.03%
Ratio of net investment income to average net assets              3.94%        3.92%      4.21%      4.36%        4.69%       4.94%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.81%        3.81%      4.21%      4.29%        4.66%       4.91%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.610     $ 11.480   $ 11.130   $ 11.310    $  11.250    $ 10.720

Income (loss) from investment operations:
Net investment income                                            0.181        0.366      0.393      0.412        0.439       0.460
Net realized and unrealized gain (loss) on investments          (0.130)       0.130      0.353     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.051        0.496      0.746      0.231        0.498       0.990
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.181)      (0.366)    (0.396)    (0.411)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.181)      (0.366)    (0.396)    (0.411)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.480     $ 11.610   $ 11.480   $ 11.130    $  11.310    $ 11.250
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.46%        4.39%      6.79%      2.05%        4.58%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   9,714     $ 10,911   $ 13,044   $ 16,801    $  14,809    $ 12,366
Ratio of expenses to average net assets                           1.60%        1.62%      1.72%      1.68%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.73%        1.73%      1.72%      1.75%        1.78%       1.78%
Ratio of net investment income to average net assets              3.19%        3.17%      3.46%      3.61%        3.94%       4.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.06%        3.06%      3.46%      3.54%        3.91%       4.16%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.630     $ 11.490   $ 11.130   $ 11.310    $  11.250    $ 10.720

Income (loss) from investment operations:
Net investment income                                            0.181        0.366      0.393      0.413        0.439       0.460
Net realized and unrealized gain (loss) on investments          (0.140)       0.140      0.362     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.041        0.506      0.755      0.232        0.498       0.990
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:

Net investment income                                           (0.181)      (0.366)    (0.395)    (0.412)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.181)      (0.366)    (0.395)    (0.412)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.490     $ 11.630   $ 11.490   $ 11.130    $  11.310    $ 11.250
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.37%        4.47%      6.87%      2.05%        4.57%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  14,832     $ 15,678   $ 15,041   $ 16,296    $   9,829    $  4,931
Ratio of expenses to average net assets                           1.60%        1.62%      1.72%      1.68%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.73%        1.73%      1.72%      1.75%        1.78%       1.78%
Ratio of net investment income to average net assets              3.19%        3.17%      3.46%      3.61%        3.94%       4.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.06%        3.06%      3.46%      3.54%        3.91%       4.16%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.810     $ 10.700   $ 10.640   $ 10.810    $  10.740    $ 10.340

Income (loss) from investment operations:
Net investment income                                            0.214        0.442      0.464      0.469        0.489       0.497
Net realized and unrealized gain (loss) on investments          (0.121)       0.110      0.065     (0.172)       0.068       0.400
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.093        0.552      0.529      0.297        0.557       0.897
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.213)      (0.442)    (0.469)    (0.467)      (0.487)     (0.497)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.213)      (0.442)    (0.469)    (0.467)      (0.487)     (0.497)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.690     $ 10.810   $ 10.700   $ 10.640    $  10.810    $ 10.740
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.88%        5.27%      5.06%      2.75%        5.38%       8.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  47,512     $ 46,182   $ 45,745   $ 44,026    $  42,610    $ 40,349
Ratio of expenses to average net assets                           0.90%        0.93%      0.94%      0.98%        0.97%       0.95%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.95%        0.95%      0.94%      0.98%        0.97%       0.95%
Ratio of net investment income to average net assets              4.05%        4.14%      4.33%      4.31%        4.61%       4.74%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             4.00%        4.12%      4.33%      4.31%        4.61%       4.74%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.800     $ 10.690   $ 10.640   $ 10.810    $  10.730    $ 10.340

Income (loss) from investment operations:
Net investment income                                            0.175        0.363      0.385      0.387        0.410       0.418
Net realized and unrealized gain (loss) on investments          (0.111)       0.110      0.054     (0.172)       0.078       0.390
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.064        0.473      0.439      0.215        0.488       0.808
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.174)      (0.363)    (0.389)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.174)      (0.363)    (0.389)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.690     $ 10.800   $ 10.690   $ 10.640    $  10.810    $ 10.730
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.61%        4.50%      4.19%      1.99%        4.70%       7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   2,339     $  3,099   $  4,903   $  7,406    $   9,264    $  9,693
Ratio of expenses to average net assets                           1.65%        1.68%      1.69%      1.73%        1.72%       1.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.70%        1.70%      1.69%      1.73%        1.72%       1.70%
Ratio of net investment income to average net assets              3.30%        3.39%      3.58%      3.56%        3.86%       3.99%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.25%        3.37%      3.58%      3.56%        3.86%       3.99%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.820     $ 10.710   $ 10.660   $ 10.820    $  10.740    $ 10.350

Income (loss) from investment operations:
Net investment income                                            0.174        0.361      0.384      0.387        0.410       0.418
Net realized and unrealized gain (loss) on investments          (0.111)       0.110      0.054     (0.162)       0.078       0.390
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.063        0.471      0.438      0.225        0.488       0.808
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.173)      (0.361)    (0.388)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.173)      (0.361)    (0.388)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.710     $ 10.820   $ 10.710   $ 10.660    $  10.820    $ 10.740
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.60%        4.48%      4.17%      2.08%        4.68%       7.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   1,297     $  1,391   $  1,257   $  1,257    $   1,241    $    626
Ratio of expenses to average net assets                           1.65%        1.68%      1.69%      1.73%        1.72%       1.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.70%        1.70%      1.69%      1.73%        1.72%       1.70%
Ratio of net investment income to average net assets              3.30%        3.39%      3.58%      3.56%        3.86%       3.99%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.25%        3.37%      3.58%      3.56%        3.86%       3.99%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.650     $ 10.540   $ 10.380   $ 10.530    $  10.450    $  9.910

Income (loss) from investment operations:
Net investment income                                            0.204        0.417      0.453      0.461        0.467       0.465
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.163     (0.151)       0.079       0.540
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.073        0.527      0.616      0.310        0.546       1.005
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.203)      (0.417)    (0.456)    (0.460)      (0.466)     (0.465)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.203)      (0.417)    (0.456)    (0.460)      (0.466)     (0.465)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.520     $ 10.650   $ 10.540   $ 10.380    $  10.530    $ 10.450
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.70%        5.09%      6.04%      2.97%        5.41%      10.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  33,889     $ 34,029   $ 30,817   $ 29,410    $  25,082    $ 22,973
Ratio of expenses to average net assets                           0.85%        0.87%      0.85%      0.84%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.96%        0.96%      0.90%      0.96%        1.00%       0.99%
Ratio of net investment income to average net assets              3.89%        3.94%      4.30%      4.35%        4.52%       4.59%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.78%        3.85%      4.25%      4.23%        4.37%       4.45%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.660     $ 10.550   $ 10.390   $ 10.540    $  10.450    $  9.910

Income (loss) from investment operations:
Net investment income                                            0.165        0.338      0.374      0.382        0.390       0.389
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.163     (0.151)       0.089       0.540
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.034        0.448      0.537      0.231        0.479       0.929
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.164)      (0.338)    (0.377)    (0.381)      (0.389)     (0.389)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.164)      (0.338)    (0.377)    (0.381)      (0.389)     (0.389)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.530     $ 10.660   $ 10.550   $ 10.390    $  10.540    $ 10.450
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.33%        4.31%      5.24%      2.20%        4.73%       9.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   6,213     $  6,889   $  7,878   $  8,750    $   8,489    $  7,928
Ratio of expenses to average net assets                           1.60%        1.62%      1.60%      1.59%        1.60%       1.60%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.71%        1.71%      1.65%      1.71%        1.75%       1.74%
Ratio of net investment income to average net assets              3.14%        3.19%      3.55%      3.60%        3.77%       3.84%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.03%        3.10%      3.50%      3.48%        3.62%       3.70%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.680     $ 10.570   $ 10.400   $ 10.550    $  10.470    $  9.920

Income (loss) from investment operations:
Net investment income                                            0.165        0.337      0.374      0.381        0.389       0.388
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.173     (0.151)       0.079       0.550
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.034        0.447      0.547      0.230        0.468       0.938
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.164)      (0.337)    (0.377)    (0.380)      (0.388)     (0.388)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.164)      (0.337)    (0.377)    (0.380)      (0.388)     (0.388)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.550     $ 10.680   $ 10.570   $ 10.400    $  10.550    $ 10.470
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.33%        4.30%      5.33%      2.19%        4.62%       9.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   6,062     $  6,656   $  6,344   $  5,395    $   3,253    $  1,820
Ratio of expenses to average net assets                           1.60%        1.62%      1.60%      1.59%        1.60%       1.60%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.71%        1.71%      1.65%      1.71%        1.75%       1.74%
Ratio of net investment income to average net assets              3.14%        3.19%      3.55%      3.60%        3.77%       3.84%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.03%        3.10%      3.50%      3.48%        3.62%       3.70%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in custodian fees on the Statements of Operations with the corresponding expenses offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                             Idaho Fund     Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
On the first $500 million                      0.550%               0.500%                0.500%
On the next $500 million                       0.500%               0.475%                0.475%
On the next $1.5 billion                       0.450%               0.450%                0.450%
In excess of $2.5 billion                      0.425%               0.425%                0.425%

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets, as shown below.

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
The operating expense limitation as a
  percentage of average daily net
  assets (per annum)                            0.60%                0.65%                 0.60%
Expiration date                              12/31/06             12/31/06              12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Funds' average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2006, each Fund had liabilities payable to affiliates as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Investment management fees payable
  to DMC                                      $26,710              $17,284               $13,554
Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC            15,476               10,485                 9,245
Distribution fee payable to DDLP               29,968               10,159                15,588
Other expenses payable to DMC and
  affiliates*                                   3,827                5,068                 4,435

* DMC, as a part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2006, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund were charged $995, $2,509, and $2,913, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
                                               $9,830               $2,983                $5,768

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Class A                                        $   --                 $ --                $   480
Class B                                         3,841                   60                  1,306
Class C                                         1,294                   --                    308

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Purchases                                    $9,878,803           $2,721,510            $1,973,808
Sales                                         4,012,320            4,575,000             1,471,960

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Cost of investments                         $85,806,229           $48,117,917           $43,564,587
                                            ===========           ===========           ===========

Aggregate unrealized appreciation             2,878,535             2,575,662             2,218,944
Aggregate unrealized depreciation               (67,597)              (17,217)              (46,875)
                                            -----------           -----------           -----------

Net unrealized appreciation                 $ 2,810,938           $ 2,558,445           $ 2,172,069
                                            ===========           ===========           ===========

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                            Delaware Tax-Free       Delaware Tax-Free        Delaware Tax-Free
                                                Idaho Fund        Missouri Insured Fund     Oregon Insured Fund
                                         ----------------------  ----------------------   ----------------------
                                         Six Months     Year     Six Months     Year      Six Months    Year
                                            Ended       Ended      Ended       Ended        Ended       Ended
                                          2/28/06*    8/31/05     2/28/06*    8/31/05      2/28/06*    8/31/05
Tax-exempt income                        $1,620,242  $3,115,032   $993,347   $2,075,562    $848,914   $1,683,404

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Shares of beneficial interest               $ 85,940,108         $ 48,571,559          $ 44,196,291
Distributions in excess of net
  investment income                              (11,301)                  --                   --
Six-month period gain (loss)                     (23,435)              50,409               (14,655)
Post-October loss                                (32,078)                  --                   --
Capital loss carryforwards                      (318,426)             (32,473)             (189,531)
Net unrealized appreciation of
  investments                                  2,810,938            2,558,445             2,172,069
                                            ------------         ------------          ------------
Net assets                                  $ 88,365,806         $ 51,147,940          $ 46,164,174
                                            ============         ============          ============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of the differences since the final tax characteristics cannot be determined until fiscal year end.

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Undistributed (distribution in
  excess of) net investment income            $ (1,191)            $(4,576)              $(2,405)
Accumulated net realized gain (loss)             1,191               4,576                 2,405

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at August 31, 2005 will expire as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Year of expiration
2008                                         $      --            $ 32,473               $      --
2009                                           151,477                  --                 110,608
2010                                           166,949                  --                  78,923
                                             ---------            --------               ---------
Total                                        $ 318,426            $ 32,473               $ 189,531
                                             =========            ========               =========

For the six months ended February 28, 2006, each Fund had net capital gains (losses) which may be reduced (increased) by the capital loss carryforwards as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
                                              $(23,435)            $50,409               $(14,655)

5.    Capital Shares

Transactions in capital shares were as follows:

                                          Delaware Tax-Free         Delaware Tax-Free      Delaware Tax-Free
                                              Idaho Fund         Missouri Insured Fund    Oregon Insured Fund
                                       -----------------------   ---------------------   ---------------------
                                       Six Months      Year      Six Months     Year     Six Months     Year
                                         Ended         Ended        Ended       Ended      Ended        Ended
                                         2/28/06      8/31/05      2/28/06     8/31/05     2/28/06     8/31/05
Shares sold:
   Class A                                651,810      787,185      243,229    329,028      191,438    521,536
   Class B                                  4,707       32,777        2,353         62       10,426     54,948
   Class C                                106,118      276,422        7,946      9,871       45,587    112,925

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                 70,428      127,188       52,993     94,843       36,605     67,787
   Class B                                  8,597       18,318        3,208      9,044        6,201     12,953
   Class C                                 13,172       24,780        1,941      3,701        5,686     11,930
                                       ----------   ----------   ----------   --------   ----------   --------
                                          854,832    1,266,670      311,670    446,549      295,943    782,079
                                       ----------   ----------   ----------   --------   ----------   --------

Shares repurchased:
   Class A                               (375,231)    (542,673)    (125,609)  (426,911)    (201,974)  (317,964)
   Class B                               (106,143)    (247,933)     (73,476)  (180,772)     (72,892)  (168,301)
   Class C                               (176,546)    (261,721)     (17,359)    (2,347)     (99,910)  (101,836)
                                       ----------   ----------   ----------   --------   ----------   --------
                                         (657,920)  (1,052,327)    (216,444)  (610,030)    (374,776)  (588,101)
                                       -----------------------   ---------------------   ---------------------
Net increase (decrease)                   196,912      214,343       95,226   (163,481)     (78,833)   193,978
                                       ----------   ----------   ----------   --------   ----------   --------

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                     Six Months Ended             Year Ended
                                                          2/28/06                   8/31/05
                                             ----------------------------  -----------------------------
                                             Class B  Class A              Class B  Class A
                                              shares  shares      Value     shares   shares      Value
                                             -------  -------   ---------  -------  -------  -----------
Delaware Tax-Free Idaho Fund                  20,827   20,809   $ 239,921   43,515   43,479  $   501,442
Delaware Tax-Free Missouri Insured Fund       67,273   67,273     715,530  139,117  139,010    1,489,016
Delaware Tax-Free Oregon Insured Fund         40,916   40,916     431,899   70,235   70,293      742,841

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

6.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of February 28, 2006, or at any time during the fiscal six-month period.

7.    Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days of the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds' limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

8.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
Other
--------------------------------------------------------------------------------
   FUND INFORMATION

* Effective as of the close of business on March 1, 2006, the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund will be closed to new investors. Shareholders of the Reorganizing Funds will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2006. If approved, the reorganization would be expected to take place in late August 2006. Additionally, the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund would continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony  Knerr &  Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and
Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

-     For fund information, literature, price, yield, and performance figures.

- For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

- For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

(329)                                                         Printed in the USA
SA-CORN [2/06] CGI 4/06                                   SEMI-0603 CORN PO10911

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MUNICIPAL TRUST


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006


         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 8, 2006